Significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Basis of Presentation

These consolidated financial statements for the year ended December 31, 2019 have been prepared by management in accordance with generally accepted accounting principles of the United States of America ("US GAAP”).

Consolidation

These consolidated financial statements reflect the accounts of the Company and its wholly owned subsidiaries (all of which are inactive). All significant inter-company balances and transactions among NXT and its subsidiaries have been eliminated and are therefore not reflected in these consolidated financial statements.

Estimates and Judgements

Estimates made relate primarily to the use of the going concern assumption, estimated useful lives, and the valuation of intellectual property and property and equipment, the measurement of stock-based compensation expense, valuation of deferred income tax assets, and estimates for asset retirement obligations. The estimates and assumptions used are based upon management's best estimate. Estimates and assumptions are reviewed periodically and the effects of revisions are reflected in the period when determined. Actual results may differ from those estimates.

Cash and Cash Equivalents	Cash and cash equivalents consist of cash on hand and short term GICs with an original maturity less than 90 days from the date of acquisition.
Short Term Investments	Short term investments consist of short term GICs, with original maturity dates greater than 90 days and up to one year.
Derivative Instruments

Derivative instruments are recognized on the balance sheet at fair value with any changes in fair value between periods recognized in the determination of net income (loss) for the period. NXT does not apply hedge accounting to any of its derivatives. As at December 31, 2019 and 2018, NXT had no outstanding derivative instruments.

Fair Value Measures

For any balance sheet items recorded at fair value on a recurring basis or non-recurring basis, the Company is required to classify the fair value measure into one of three categories based on the fair value hierarchy noted below.

In Level I, the fair value of assets and liabilities is determined by reference to quoted prices in active markets for identical assets and liabilities that the Company has the ability to assess at the measurement date.

In Level II, determination of the fair value of assets and liabilities is based on the extrapolation of inputs, other than quoted prices included within Level I, for which all significant inputs are observable directly or indirectly. Such inputs include published exchange rates, interest rates, yield curves and stock quotes from external data service providers. Transfers between Level I and Level II would occur when there is a change in market circumstances.

In Level III, the fair value of assets and liabilities measured on a recurring basis is determined using a market approach based on inputs that are unobservable and significant to the overall fair value measurement. Assets and liabilities measured at fair value can fluctuate between Level II and Level III depending on the proportion of the value of the contract that extends beyond the time frame for which inputs are considered to be observable. As contracts near maturity and observable market data becomes available, the contracts are transferred out of Level III and into Level II.

Deposits	Deposits consist of security payments made to lessors for the Company’s office and aircraft lease. They are classified as long term if the lease end date is greater than one year.
Property and Equipment

Property and equipment is recorded at cost, less accumulated amortization, which is recorded over the estimated service lives of the assets using the following annual rates and methods:

Computer hardware (including survey equipment)	30% declining balance
Aircraft	10% declining balance
Furniture and other equipment	20% declining balance
Leasehold improvements	10% declining balance

Impairment of Long-Lived Assets

The Company reviews long-lived assets, which includes property, equipment and intellectual property for impairment whenever events or changes in circumstances indicate the carrying value may not be recoverable. When indictors of impairment exist, the Company first compares the total of the estimated undiscounted future cash flows or the estimated sale price to the carrying value of an asset. If the carrying value exceeds these amounts, an impairment loss is recognized for the excess of the carrying value over the estimated fair value of the asset.

Intellectual Property

Intellectual property acquired is recorded at cost, less accumulated amortization, which is recorded over the estimated minimum useful life of the assets. Intellectual property is also subject to ongoing tests of potential impairment of the recorded net book value.

Research and Development Expenditure

Research and development ("R&D") expenditures incurred to develop, improve and test the SFD® survey system and related components are expensed as incurred. Any intellectual property that is acquired for the purpose of enhancing research and development projects, if there is no alternative use for the intellectual property, is expensed in the period acquired. No significant external R&D was incurred in the years ended 2019, 2018 and 2017.

Foreign Currency Translation

The Company's functional currency is the Canadian dollar. Revenues and expenses denominated in foreign currencies are translated into Canadian dollars at the average exchange rate for the applicable period. Shareholders' equity accounts are translated into Canadian dollars using the exchange rates in effect at the time of the transaction. Monetary assets and liabilities are translated into Canadian dollars at the exchange rate in effect at the end of the applicable period. Non-monetary assets and liabilities are recorded at the relevant exchange rates for the period in which the balances arose. Any related foreign exchange gains and losses resulting from these translations are included in the determination of net income (loss) for the period.

Income Taxes

NXT follows the asset and liability method of accounting for income taxes. This method recognizes deferred income tax assets and liabilities based on temporary differences in reported amounts for financial statement and income tax purposes, at the income tax rates expected to apply in the future periods when the temporary differences are expected to be reversed or realized. The effect of a change in income tax rates on deferred income tax assets and deferred income tax liabilities is recognized in income in the period when the tax rate change is enacted. Valuation allowances are provided when necessary to reduce deferred tax assets to the amount that is more likely than not to be realized.

Stock Based Compensation Expense

NXT follows the fair value method of accounting for stock options that are granted to acquire common shares under NXT's stock option plan. Under this method, an estimate of the fair value of the cost of stock options that are granted to employees, directors and consultants is calculated using the Black-Scholes option pricing model and charged to income over the future vesting period of the stock options, with a corresponding increase recorded in contributed capital. Upon exercise of the stock options, the consideration received by NXT, and the related amount which was previously recorded in contributed capital, is recognized as an increase in the recorded value of the common shares of the Company.

Income (Loss) Per Share

Basic income (loss) per share amounts are calculated by dividing net income (loss) by the weighted average number of common shares that are outstanding for the fiscal period. Shares issued during the period are weighted for the portion of the period that the shares were outstanding. Diluted income per share, in periods when NXT has net income, is computed using the treasury stock method, whereby the weighted average number of shares outstanding is increased to include any additional shares that would be issued from the assumed exercise of stock options and common share purchase warrants. The incremental number of shares added under the treasury stock method assumes that outstanding stock options and warrants that are exercisable at exercise prices below the Company's average market price (i.e. they were “in-the-money”) for the applicable fiscal period are exercised and then that number of incremental shares is reduced by the number of shares that could have been repurchased by the Company from the issuance proceeds, using the average market price of the Company’s shares for the applicable fiscal period.

No addition to the basic number of shares is made when calculating the diluted number of shares if the diluted per share amounts become anti-dilutive (such as occurs in the case where there is a net loss for the period).

Revenue

The performance obligation for NXT is the acquisition, processing, interpretation and integration of Stress Field Detection (SFD®) data. Revenue from the sale of SFD® survey contracts (net of any related foreign value added taxes) is recognized over time by measuring the progress toward satisfaction of its performance obligation to the customer. All funds received or invoiced in advance of recognition of revenue are reflected as contract obligations and classified as a current liability on our balance sheet.

The Company uses direct survey costs as the input measure to recognize revenue in any fiscal period. The percentage of direct survey costs incurred to date over the total expected survey costs to be incurred, provides an appropriate measure of the stage of the performance obligation being satisfied over time.

Leases

On January 1, 2019, NXT adopted ASC Topic 842, Leases (“Topic 842”) and related amendments, using the modified retrospective approach recognizing a cumulative effect adjustment at the beginning of the reporting period in which Topic 842 was applied. Results for reporting periods beginning after January 1, 2019, are presented in accordance with Topic 842, while prior periods have not been restated and are reported in accordance with ASC Topic 840, Leases (“Topic 840”). On transition, NXT elected certain practical expedients permitted under Topic 842 which include:

a)	No reassessment of the classification of leases previously assessed under Topic 840.

b)	The use of hindsight in determining the lease term where the contract contains terms to extend or terminate the lease.

The policy and disclosures required under Topic 842 are included in Note 13, Leases.

In accordance with Topic 842, NXT recognized a ROU asset and corresponding lease liability for all operating leases on the Consolidated Balance Sheet. Prior to the adoption of Topic 842, operating leases were not recognized on the Consolidated Balance Sheet. There was no impact to finance leases on transition to Topic 842. The impact from recognizing operating leases on NXT’s Consolidated Balance Sheet is as follows:

Account	Notes	As reported December 31, 2018	Adjustments	Balance on Adoption as at January 1, 2019
Property and equipment	i	$683,157	$(139,725)	$543,432
Right of Use	ii	-	3,535,919	3,535,919
Total Assets		$25,264,268	$3,396,194	$28,660,462

Accounts payable and accrued liabilities	iii	$499,535	$(155,301)	$344,234
Current portion of capital lease obligations	i	42,603	(42,603)	-
Current portion of lease obligations	iv	-	672,087	672,087
Capital lease obligations	i	42,515	(42,515)	-
Long-term lease obligations	iii	-	3,405,894	3,405,894
Other liabilities	iv	362,368	(362,368)	-
Deferred charges	v	79,000	(79,000)	-
Total Liabilities and Shareholders’ Equity		$25,264,268	$3,396,194	$28,660,462

Notes:

i.	Reclassify previously recognized finance leases:

Leases accounted for as finance leases were reclassified to Right of Use Assets and lease liabilities from property, plant and equipment and capital leases, respectively.

ii.	Right of use:

Right of use assets have been recognized for the building lease, aircraft lease and office equipment. Upon transition the building and aircraft right of use assets were calculated on the net present value of future lease payments less deferred charges for the building. The office equipment lease was previously recorded as a finance lease. The unamortized portion of the leased asset was reclassified to right of use assets.

iii.	Lease liabilities:

The Company recognized lease liabilities in relation to leases which had previously been classified as operating. Under the principles of the new standard these leases have been measured at the present value of the remaining lease payments, discounted using the Company’s estimated incremental borrowing rates or implied interest rate in the lease contract. Rates varied between 7.4% and 15.7%. Total lease liabilities of $4,077,981 were recorded as at January 1, 2019, of which $672,087 was the current portion.

iv.	Account payable and other accrued liabilities, Other liabilities:

The deferred gain on sale of the aircraft was reclassified from Accounts payable and other accrued liabilities and Other liabilities to Current portion of lease obligations and Long-term Lease Obligations.

v.	Deferred charges:

The Deferred charges for the office lease have been reclassified to Right of use assets and are being amortized on a straight line basis over the remaining period of the lease.

Although Topic 842 does not have a material impact on the Consolidated Statements of Income (loss) and Comprehensive Income (Loss) or Cash Flows, the change in the accounting of the aircraft lease now has interest expense of $69,776 for the year ended December 31, 2019 being recorded, whereas under Topic 840 that amount was recorded under survey costs. In the Consolidated Statements of Cash Flows under Operating Activities, amortization of deferred gain on sale of aircraft and deferred charges are now presented as Non-cash lease and interest expense, under Topic 842.